N-4	Apr. 28, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Annuity Account
Entity Central Index Key	0000768609
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
MultiOption Extra
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees and Expenses	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you surrender your contract during the first nine Contract Years or during the first nine years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to
6.5% may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first nine Contract Years, you could pay a sales charge of up to $6,500 on a $100,000 investment.
This loss will be greater if there are taxes or tax penalties. If you surrender, transfer, or annuitize any amount from a Guaranteed Term
Account more than 30 days after the renewal of a Guarantee Period, we will apply a Market Value Adjustment (“MVA”). Because a negative
MVA will only result in a reduction in the amount of interest earnings credited during the Guarantee Period that are above the applicable guaranteed minimum rate, the maximum amount of loss resulting from a negative MVA as a percentage of the investment is 0%.

Are There Transaction Charges?	Yes, in addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
●Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
●There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
●We reserve the right to assess additional fees when optional or expedited services, such as overnight delivery of checks, are requested in connection with a transaction.
Are There Ongoing Fees and Expenses?
Yes, the table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 1.26% (as a percentage of average account value)[1]	Maximum 1.86% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.34% (as a percentage of Portfolio assets)	1.76% (as a percentage of Portfolio assets)
Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.25% (as a percentage of Contract Value allocated to the Variable Annuity Account)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,057	Highest Annual Cost: $5,144
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes, if you surrender your contract during the first nine Contract Years or during the first nine years following a Purchase Payment, we will assess a deferred sales charge, which may significantly reduce the surrender value.
Fee Table

The deferred sales charge applies to the total amount withdrawn, including the deferred sales charge. A deferred sales charge of up to
6.5% may apply to partial withdrawals and surrenders. For example, if you request an early withdrawal within the first nine Contract Years, you could pay a sales charge of up to $6,500 on a $100,000 investment.
This loss will be greater if there are taxes or tax penalties. If you surrender, transfer, or annuitize any amount from a Guaranteed Term
Account more than 30 days after the renewal of a Guarantee Period, we will apply a Market Value Adjustment (“MVA”). Because a negative
MVA will only result in a reduction in the amount of interest earnings credited during the Guarantee Period that are above the applicable guaranteed minimum rate, the maximum amount of loss resulting from a negative MVA as a percentage of the investment is 0%.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Other Amount) Maximum [Percent]	6.50%
Surrender Charge Example Maximum [Dollars]	$ 6,500
Transaction Charges [Text Block]
Are There Transaction Charges?	Yes, in addition to a deferred sales charge, we may assess certain transaction charges.	Contract Charges and Fees (Premium Taxes; and Transfer Charges)
●Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently, such taxes range from 0% to 3.5%, depending on applicable law; or
●There currently is no charge for a transfer. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.
●We reserve the right to assess additional fees when optional or expedited services, such as overnight delivery of checks, are requested in connection with a transaction.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes, the table below describes the fees and expenses that you may pay each year, depending on the options you choose. You should refer to your contract schedule pages for information about the specific fees you will pay each year based on the options you have elected.
Fee Table
	Annual Fee Base Contract	Minimum 1.26% (as a percentage of average account value)[1]	Maximum 1.86% (as a percentage of average account value)
	Investment Options (Portfolio Company Fees and Expenses)	0.34% (as a percentage of Portfolio assets)	1.76% (as a percentage of Portfolio assets)
Optional Benefits available for an additional charge (for a single optional benefit, if elected)	0.25% (as a percentage of Contract Value allocated to the Variable Annuity Account)	1.50% (as a percentage of the greater of the Contract Value or Benefit Base)

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,057	Highest Annual Cost: $5,144
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.26%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.86%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.34%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.76%
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.50%
Base Contract (N-4) Footnotes [Text Block]	The annual base contract charge is reduced to 1.26% (as a percentage of average account value) starting in Contract year 10.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $2,057	Highest Annual Cost: $5,144
Assumes:	Assumes:
●Investment of $100,000	●Investment of $100,000
●5% annual appreciation	●5% annual appreciation
●Least expensive combination of Contract Classes and Portfolio Company fees and expenses	●Most expensive combination of Contract Classes, optional benefits, and Portfolio Company fees and expenses
●No optional benefits	●No sales charges
●No sales charges	●No additional purchase payments, transfers or withdrawals
●No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 2,057
Highest Annual Cost [Dollars]	$ 5,144
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes, You have the risk that you can lose money by investing in the contract.	Principal Risks
Is this a Short-Term Investment?
No, this contract is not a short-term investment and is not
appropriate for Contract Owners who need ready access to cash.
The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Principal Risks
What Are the Risks Associated with the Investment Options?
The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the
Guaranteed Term Account, or the Fixed Account (available only after Fixed Annuity Payments have begun) will each have its
own unique risks. The Contract Owner should review these
investment options before making an investment in the
contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to
Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the
insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance
company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at
844-878-2199 for additional information or visit our website at
https://www.securian.com/about-us/ratings.
Principal Risks

Investment Restrictions [Text Block]	Yes, there are restrictions that may limit the investments that the Contract Owner may choose.●We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently, this fee is waived.●We reserve the right to remove or substitute Portfolio Companies as investment options.●We reserve the right to limit the cumulative amount of Purchase Payments you may apply to this contract without our prior consent. For contracts issued prior to October 30, 2013, this cumulative amount if $2,000,000.00. For contracts issued on or after October 30, 2013, this cumulative limit is $1,000,000.00.
Key Information, Benefit Restrictions [Text Block]	Yes, if you have elected an optional rider, there may be restrictions or limitations regarding allocations to particular Portfolios. These restrictions may be modified or terminated by the Company.Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn. This could result in termination of the benefit.Certain benefits allow the Company to increase the rider charge on a benefit base reset date if the rider charge applicable to new customers purchasing the rider exceeds your current rider charge. Any increase will not exceed the maximum annual rider charge.If you elect certain optional benefits, We reserve the right to limit the amount of subsequent Purchase Payments below the cumulative Purchase Payment maximums.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
Investment Professional Compensation [Text Block]	We pay broker-dealers that sell our contracts a commission that is based upon the Purchase Payments submitted to the contract. The amount may vary based on a number of different factors, including the charge structure of the selected contract, the age of the Owner at the time the Purchase Payment generating the commission is paid, and whether Annuity Payments will begin within twelve months of the date the contract is issued.The broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay broker-dealers additional amounts in the form of revenue sharing and marketing allowances for the sale of our contracts. These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the contract over another investment.
Exchanges [Text Block]	Some registered representatives may have a financial incentive to offer you a new contract in place of the one you may already own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.The Credit Enhancements are not treated as Purchase Payments under the contract. Therefore, the deferred sales charge does not apply to any Credit Enhancement. Credit enhancements vest over 7 years and may be subject to Recapture during that time. Please see the section entitled “Credit Enhancement and Recapture” for additional details. Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge ●Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	6.5%
1-2	6.5%
2-3	5.9%
3-4	5.9%
4-5	5.9%
5-6	5%
6-7	4%
7-8	3%
8-9	2%
9 and thereafter	0%

Transfer Fee[1]
Maximum Charge	$10 *
Current Charge	None
1(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)Other FeesWe reserve the right to charge additional fees for certain optional services we may provide to to You, including requests for duplicate contracts and overnight delivery of documents. The maximum charges for the optional services We currently offer are listed below.
Request for Duplicate Contracts	$150 [2]
Overnight Delivery of Documents	$150 [2]
[2] Currently, we assess a $20 fee for overnight delivery of documents. This cost may increase as our administrative costs for providing the service increase. We currently waive the fee charged for providing duplicate contracts. However, we reserve the right to discontinue the waiver of this fee at any time, with or without notice.Credit Enhancement Recapture Schedule (assumes a withdrawal exceeding the “free amount”)[3]
Contract Year	Issue up to 1st Anniversary (Contract Year 1)	2	3	4	5	6	7	8
Recapture Percentage of Credit Enhancement	100%	85.71%	71.43%	57.14%	42.86%	28.57%	14.29%	0%
The “free amount” during the first Contract Year is equal to 10% of the Purchase Payments not previously withdrawn. After the first Contract Year, it is equal to 10% of the sum of the Purchase Payments received within nine years and not previously withdrawn as of the most recent Contract Anniversary. Additional discussion of the “free amount” may be found in the section entitled “Deferred Sales Charge”.

Market Value Adjustment (Applies Only to Guaranteed Term Accounts)[4]
Maximum Potential Loss (as a percentage of the amount allocated at the start of the Guarantee Period)	0%
4A negative Market Value Adjustment will only result in a reduction of interest credited during the Guarantee Period that is above the applicable guaranteed minimum rate. The Market Value Adjustment applies to amounts withdrawn, transferred, or annuitized from a Guaranteed Term Account, unless processed within 30 days after the renewal of a Guarantee Period.The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee[5]	$35
5(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges for Contract Years 1 through 9	1.86%
Base Contract Charges for Contract Years 10 and After	1.26%
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Highest Anniversary Value II (HAV II) Death Benefit Charge	0.30%	0.30%	Death Benefit
Premier II Death Benefit (PDB II) Charge	0.80%	0.80%	Death Benefit
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Estate Enhancement Benefit II (EEB II) Charge	0.40%	0.25%	Contract Value allocated to the Variable Annuity Account. The charge is also applied as a reduction to the interest rate for any portion allocated to the Fixed Account or the DCA Fixed Account
Optional Death Benefit Riders No Longer Offered
MyPathTM Highest Anniversary Death Benefit Charge	0.40%	0.40%	Highest Anniversary Death Benefit
Highest Anniversary Value Death Benefit Charge	0.40%	0.40%	Variable Contract Value
Premier Death Benefit (PDB) Charge	0.15%	0.15%	Variable Contract Value
Estate Enhancement Benefit (EEB) Charge	0.25%	0.25%	Variable Contract Value
Optional Living Benefit Riders Currently Offered
MyPath Edge — Single Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Single Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Optional Living Benefit Riders No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.45%	Greater of Contract Value or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.55%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.55%	Greater of Contract Base or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.65%	Greater of Contract Base or Benefit Base
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Income Benefit (GMIB) Charge	1.50%	0.95%	Benefit Base
Encore Lifetime Income – Single (Encore-Single) Charge	1.75%	1.10%	Greater of Contract Value or Benefit Base
Encore Lifetime Income – Joint (Encore-Joint) Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Single Charge	2.25%	1.20%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Joint Charge	2.50%	1.20%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge	1.00%	0.50%	Guaranteed Withdrawal Benefit
Guaranteed Lifetime Withdrawal Benefit (GLWB) Charge	0.60%	0.60%	Contract Value
Guaranteed Lifetime Withdrawal Benefit II – Single (GLWB II-Single) Charge	1.00%	0.60%	Greater of Contract Value or Guaranteed Withdrawal Benefit
Guaranteed Lifetime Withdrawal Benefit II – Joint (GLWB II-Joint) Charge	1.15%	0.75%	Greater of Contract Value or Guaranteed Withdrawal Benefit
Ovation Lifetime Income – Single (Ovation-Single) Charge	1.75%	1.15%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income – Joint (Ovation-Joint) Charge	2.50%	1.65%	Greater of Contract Value or Benefit Base
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.76%
Example This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses. The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period: ●Base + MyPath Journey – SingleAlthough your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you surrendered your contract at the end of the applicable time period				If you annuitize at the end of the applicable time period or you do not surrender your contract
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Fund Expenses
Base + MyPath Journey – Single	$12,775	$24,693	$37,498	$65,768	$6,275	$18,793	$31,598	$65,768
Minimum Fund Expenses
Base + MyPath Journey – Single	$11,295	$20,437	$30,645	$53,369	$4,795	$14,537	$24,745	$53,369
Note: In the above example, the charge for MyPath Journey – Single assumes the maximum annual fee of 2.25% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above. Different fees and expenses not reflected in the examples above apply after Annuity Payments commence. Please see the section entitled “Contract Charges and Fees” for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
Transaction Expenses [Table Text Block]	The first table describe the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from the contract or transfer Contract Value between investment options. State premium taxes may also be deducted. See “Premium Taxes” for more information.The Credit Enhancements are not treated as Purchase Payments under the contract. Therefore, the deferred sales charge does not apply to any Credit Enhancement. Credit enhancements vest over 7 years and may be subject to Recapture during that time. Please see the section entitled “Credit Enhancement and Recapture” for additional details. Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of Purchase Payments)	None
Deferred Sales Charge ●Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.(as a percentage of each Purchase Payment)
Years Since Purchase Payment
0-1	6.5%
1-2	6.5%
2-3	5.9%
3-4	5.9%
4-5	5.9%
5-6	5%
6-7	4%
7-8	3%
8-9	2%
9 and thereafter	0%

Transfer Fee[1]
Maximum Charge	$10 *
Current Charge	None
1(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)Other FeesWe reserve the right to charge additional fees for certain optional services we may provide to to You, including requests for duplicate contracts and overnight delivery of documents. The maximum charges for the optional services We currently offer are listed below.
Request for Duplicate Contracts	$150 [2]
Overnight Delivery of Documents	$150 [2]
[2] Currently, we assess a $20 fee for overnight delivery of documents. This cost may increase as our administrative costs for providing the service increase. We currently waive the fee charged for providing duplicate contracts. However, we reserve the right to discontinue the waiver of this fee at any time, with or without notice.Credit Enhancement Recapture Schedule (assumes a withdrawal exceeding the “free amount”)[3]
Contract Year	Issue up to 1st Anniversary (Contract Year 1)	2	3	4	5	6	7	8
Recapture Percentage of Credit Enhancement	100%	85.71%	71.43%	57.14%	42.86%	28.57%	14.29%	0%
The “free amount” during the first Contract Year is equal to 10% of the Purchase Payments not previously withdrawn. After the first Contract Year, it is equal to 10% of the sum of the Purchase Payments received within nine years and not previously withdrawn as of the most recent Contract Anniversary. Additional discussion of the “free amount” may be found in the section entitled “Deferred Sales Charge”.
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.50%
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee (of Other Amount), Current [Percent]	0.00%
Transfer Fee, Footnotes [Text Block]	(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)
Contract Adjustments, Fee Table [Table Text Block]

Market Value Adjustment (Applies Only to Guaranteed Term Accounts)[4]
Maximum Potential Loss (as a percentage of the amount allocated at the start of the Guarantee Period)	0%
4A negative Market Value Adjustment will only result in a reduction of interest credited during the Guarantee Period that is above the applicable guaranteed minimum rate. The Market Value Adjustment applies to amounts withdrawn, transferred, or annuitized from a Guaranteed Term Account, unless processed within 30 days after the renewal of a Guarantee Period.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio company fees and expenses).If you choose to purchase an optional benefit, you will pay additional charges, as shown below

Annual Maintenance Fee[5]	$35
5(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)Annual Contract Expenses (as a percentage of average account value)
Base Contract Expenses
Base Contract Charges for Contract Years 1 through 9	1.86%
Base Contract Charges for Contract Years 10 and After	1.26%
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Optional Death Benefit Riders Currently Offered
Highest Anniversary Value II (HAV II) Death Benefit Charge	0.30%	0.30%	Death Benefit
Premier II Death Benefit (PDB II) Charge	0.80%	0.80%	Death Benefit
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
Estate Enhancement Benefit II (EEB II) Charge	0.40%	0.25%	Contract Value allocated to the Variable Annuity Account. The charge is also applied as a reduction to the interest rate for any portion allocated to the Fixed Account or the DCA Fixed Account
Optional Death Benefit Riders No Longer Offered
MyPathTM Highest Anniversary Death Benefit Charge	0.40%	0.40%	Highest Anniversary Death Benefit
Highest Anniversary Value Death Benefit Charge	0.40%	0.40%	Variable Contract Value
Premier Death Benefit (PDB) Charge	0.15%	0.15%	Variable Contract Value
Estate Enhancement Benefit (EEB) Charge	0.25%	0.25%	Variable Contract Value
Optional Living Benefit Riders Currently Offered
MyPath Edge — Single Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Single Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Level Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Edge — Joint Charge — Plus Option Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Horizon — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Single Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Journey — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Optional Living Benefit Riders No Longer Offered
MyPath Core Flex — Single Charge	2.00%	1.20%	Greater of Contract Value or Benefit Base
MyPath Core Flex — Joint Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
Other Optional Benefit Charges
Optional Rider	Maximum Possible Charge Annual Percentage	Current Benefit Charge Annual Percentage	To determine the amount to be deducted, the Annual Charge Percentage is multiplied by the:
MyPath Ascend 2.0 — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend 2.0 — Joint 50 Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.45%	Greater of Contract Value or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for Before May 1, 2017)	1.00%	0.55%	Greater of Contract Value or Benefit Base
MyPath Value — Single Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.55%	Greater of Contract Base or Benefit Base
MyPath Value — Joint Charge (Contracts Applied for On or After May 1, 2017)	1.00%	0.65%	Greater of Contract Base or Benefit Base
MyPath Summit — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Summit — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
MyPath Ascend — Single Charge	2.25%	1.40%	Greater of Contract Value or Benefit Base
MyPath Ascend — Joint Charge	2.25%	1.50%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Income Benefit (GMIB) Charge	1.50%	0.95%	Benefit Base
Encore Lifetime Income – Single (Encore-Single) Charge	1.75%	1.10%	Greater of Contract Value or Benefit Base
Encore Lifetime Income – Joint (Encore-Joint) Charge	2.00%	1.30%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Single Charge	2.25%	1.20%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income II — Joint Charge	2.50%	1.20%	Greater of Contract Value or Benefit Base
Guaranteed Minimum Withdrawal Benefit (GMWB) Charge	1.00%	0.50%	Guaranteed Withdrawal Benefit
Guaranteed Lifetime Withdrawal Benefit (GLWB) Charge	0.60%	0.60%	Contract Value
Guaranteed Lifetime Withdrawal Benefit II – Single (GLWB II-Single) Charge	1.00%	0.60%	Greater of Contract Value or Guaranteed Withdrawal Benefit
Guaranteed Lifetime Withdrawal Benefit II – Joint (GLWB II-Joint) Charge	1.15%	0.75%	Greater of Contract Value or Guaranteed Withdrawal Benefit
Ovation Lifetime Income – Single (Ovation-Single) Charge	1.75%	1.15%	Greater of Contract Value or Benefit Base
Ovation Lifetime Income – Joint (Ovation-Joint) Charge	2.50%	1.65%	Greater of Contract Value or Benefit Base
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the contract. A complete list of Portfolio Companies available under the contract, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.76%

Administrative Expense, Maximum [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	(Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals, is less than $75,000 on the Contract Anniversary and at surrender. Does not apply after annuitization.)
Base Contract Expense (of Other Amount), Maximum [Percent]	1.86%
Base Contract Expense (of Other Amount), Minimum [Percent]	1.26%
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Portfolio Company Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.76%

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Company Operating Expenses(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.34%
Portfolio Company Expenses Maximum [Percent]	1.76%
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 6,275
Annuitized Expense, 1 Year, Minimum [Dollars]	4,795
Annuitized Expense, 3 Years, Maximum [Dollars]	18,793
Annuitized Expense, 3 Years, Minimum [Dollars]	14,537
Annuitized Expense, 5 Years, Maximum [Dollars]	31,598
Annuitized Expense, 5 Years, Minimum [Dollars]	24,745
Annuitized Expense, 10 Years, Maximum [Dollars]	65,768
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 53,369
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractThere are risks associated with investing in this contract. The principal risks described below may affect your contract’s performance. You should carefully consider these risks in investing in the contract.Market Risk: You may lose a significant amount of money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.Liquidity and Early Withdrawal Risk: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. We may postpone payments made under this contract with respect to a Subaccount as permitted by the Securities and Exchange Commission. We may postpone payments originating from values allocated to our General Account as permitted by the applicable state insurance department. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract. You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 6.5% and can drastically reduce the amount available to withdraw in early years of the contract. Withdrawals, a surrender of the contract, or applying funds to provide Annuity Payments within the first seven years of the Contract Date will trigger a Recapture of Credit Enhancements. Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, the Fixed Account (available only after Fixed Annuity Payments have been elected), or the Guaranteed Term Account will each have its own unique risks.For Guaranteed Term Accounts and any fixed options that are a part of our general account, there is a risk that will we not offer an interest rate in excess of any contractually guaranteed minimums. If you withdraw, transfer, or annuitize any amounts from a Guaranteed Term Account outside of the 30-day period of time after the renewal of a Guarantee Period, it may be subject to a negative Market Value Adjustment. The Market Value Adjustment will never exceed the amount of excess interest earned on the Guarantee Period. (Excess interest is the interest exceeding the guaranteed minimum interest rate for the Guarantee Period). See the section of this Prospectus entitled Market Value Adjustment for additional details. Contract Benefits Risk: There are risks associated with the purchase of optional benefits made available with this contract. Optional benefits are available for a charge, which varies by the optional benefit selected. Charges for optional benefits will reduce the value of your contract.Certain optional benefits have specified limits on the amount that is able to be withdrawn from the contract, and any withdrawal in excess of the limit will reduce the benefit provided by the optional benefit. In some instances, excess withdrawals may result in the termination of the optional benefit. For optional death benefits, we reserve the right to limit the amount we pay as a death benefit to the contract value if we receive proof of death more than a year after the date of death. If you purchase certain optional benefits, we will impose restrictions on the investment options you can select under this contract. If you purchase an optional benefit and you surrender your contract, or die prior to utilizing an optional living benefit, you will have paid for an optional benefit that you never used. Please review the section of this prospectus entitled Benefits for further details. Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.Contract Changes Risk: We reserve certain rights that permit us to change aspects of this contract or impose restrictions on your investment choices. ● We limit the amount of Purchase Payments we will accept without Our prior consent. This limit may be lower depending on the type of optional benefit you select. ● We also reserve the right to assess charges for transfers between investment options. ● We reserve the right to make changes to the investment options available under this contract. ● We reserve the right to change the current fees charged (not to exceed the maximums listed in this prospectus) for certain optional benefits made available under this contract, including for previously issued contracts. Please review the Death Benefits, Optional Living Benefits, Purchase Payments, Transfers, Changes to the Separate Account – Additions, Deletions or Substitutions, and Fee Table sections of this Prospectus for additional details on the above risks.Cybersecurity RisksOur variable annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Investment OptionsDepending on the issue date of Your contract, We may make certain fixed interest investment options available to You, including the Fixed Account, Dollar Cost Averaging Fixed Account and Guaranteed Term Account. For further information about these options, please see the sections of this Prospectus entitled “DCA Fixed Account Option” and “Fixed Account(s) and the Guaranteed Term Account”.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	BenefitsThe following table provides information regarding the benefits available with your contract. The table details: (1) the name of the benefit; (2) its purpose; (3) whether the benefit is standard or optional; (4) the maximum fee associated with the benefit, if applicable; and (5) a brief description of any restrictions or limitations associated with the benefit.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Highest Anniversary Value II Death Benefit	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries	Optional	0.30% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Premier II Death Benefit	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value	Optional	0.80% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Estate Enhancement Benefit II (EEB II)	Designed to help pay expenses that may be due upon an Owner’s death	Optional	0.25% (as a percentage of the Contract Value allocated to the Variable Annuity Account)	May not be elected with any optional living benefit riders.
Premier Death Benefit*	Provides for a death benefit equal to the greater of the Highest Anniversary value or the 5% Death Benefit Increase value	Optional	0.35% (as a percentage of Variable Contract Value)	The oldest owner, or oldest Annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued.
Estate Enhancement Benefit*	Provides an additional amount to be added to the death benefit proceeds that become payable on death.	Optional	0.25% (as a percentage of the Variable Contract Value)	The oldest owner, or oldest Annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Highest Anniversary Death Benefit (MyPath DB)*	Provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.	Optional	0.40% (as a percentage of the Highest Anniversary Death Benefit value)	Only available if MyPath Core Flex or MyPath Value optional living benefit rider is elected
Highest Anniversary Value Death Benefit*	Provides for a periodic calculation of a death benefit based on the highest Contract Value on contract anniversaries.	Optional	0.15% (as a percentage of the Variable Contract Value)
Only available if
MyPath Core Flex
or MyPath Value
optional Living
benefit rider is
elected.
Additionally, the
oldest Owner, or
oldest Annuitant
in the case where a
non-natural person
owns the contract,
must be under age
76 at the time the
contract is issued.

MyPath Ascend*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Income Benefit (GMIB)*	Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase	Optional	1.50% (as a percentage of the GMIB benefit base amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Encore Lifetime Income*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the
rider.May not be
used with Premier
II Death Benefit,
Premier Death
Benefit, Estate
Enhancement
Benefit II, Estate
Enhancement
Benefit or in
combination with
any other living
benefit.

Ovation Lifetime Income II (Ovation II)*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Ovation Lifetime Income*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.50% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit,
Estate Enhance
Benefit or in
combination with
any other living
benefit.

Guaranteed Lifetime Withdrawal Benefit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.25% (as a percentage of the Contract Value on that date deduced in proportion to the Owner’s allocation to Sub-Accounts)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit or in
combination with
any other living
benefit.

Guaranteed Lifetime Withdrawal Benefit II*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.15% (as a percentage of the greater of the Contract Value or Guaranteed Withdrawal Benefit amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit or in
combination with
any other living
benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Withdrawal Benefit*	Provides for a guarantee that allows you to withdraw an amount from the contract each Contract Year up to a specified maximum amount until the Guaranteed Withdrawal Benefit is reduced to zero	Optional	1.00% (as multiplied by the GWB amount and deducted in proportion to the Owner’s allocation to Sub-Accounts)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit,
Guaranteed
Income Provider
Benefit, or
Guaranteed
Lifetime
Withdrawal
Benefit.

Guaranteed Income Provider Benefit*	Provides for a guaranteed minimum fixed income benefit	Optional	0.50% (as a percentage of the Variable Contract Value)	May not be used with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.
*Indicates optional benefits that are no longer available for purchase.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning	Standard	N/A	None
Highest Anniversary Value II Death Benefit	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries	Optional	0.30% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Premier II Death Benefit	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value	Optional	0.80% (as a percentage of the death benefit)	May not be elected with any optional living benefit riders.
Estate Enhancement Benefit II (EEB II)	Designed to help pay expenses that may be due upon an Owner’s death	Optional	0.25% (as a percentage of the Contract Value allocated to the Variable Annuity Account)	May not be elected with any optional living benefit riders.
Premier Death Benefit*	Provides for a death benefit equal to the greater of the Highest Anniversary value or the 5% Death Benefit Increase value	Optional	0.35% (as a percentage of Variable Contract Value)	The oldest owner, or oldest Annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued.
Estate Enhancement Benefit*	Provides an additional amount to be added to the death benefit proceeds that become payable on death.	Optional	0.25% (as a percentage of the Variable Contract Value)	The oldest owner, or oldest Annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Highest Anniversary Death Benefit (MyPath DB)*	Provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the contract.	Optional	0.40% (as a percentage of the Highest Anniversary Death Benefit value)	Only available if MyPath Core Flex or MyPath Value optional living benefit rider is elected
Highest Anniversary Value Death Benefit*	Provides for a periodic calculation of a death benefit based on the highest Contract Value on contract anniversaries.	Optional	0.15% (as a percentage of the Variable Contract Value)
Only available if
MyPath Core Flex
or MyPath Value
optional Living
benefit rider is
elected.
Additionally, the
oldest Owner, or
oldest Annuitant
in the case where a
non-natural person
owns the contract,
must be under age
76 at the time the
contract is issued.

MyPath Ascend*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Ascend 2.0*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Core Flex*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

MyPath Edge
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Horizon
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
MyPath Journey
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Summit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

MyPath Value*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
Only other
optional benefit
rider available is
MyPath DB.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Income Benefit (GMIB)*	Provides a guaranteed minimum Fixed Annuity Payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase	Optional	1.50% (as a percentage of the GMIB benefit base amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders

Encore Lifetime Income*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.00% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the
rider.May not be
used with Premier
II Death Benefit,
Premier Death
Benefit, Estate
Enhancement
Benefit II, Estate
Enhancement
Benefit or in
combination with
any other living
benefit.

Ovation Lifetime Income II (Ovation II)*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.25% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with any other
optional benefit
riders.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Ovation Lifetime Income*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	2.50% (as a percentage of the greater of the Contract Value or Benefit Base)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit,
Estate Enhance
Benefit or in
combination with
any other living
benefit.

Guaranteed Lifetime Withdrawal Benefit*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.25% (as a percentage of the Contract Value on that date deduced in proportion to the Owner’s allocation to Sub-Accounts)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit or in
combination with
any other living
benefit.

Guaranteed Lifetime Withdrawal Benefit II*
Guarantees that in
each Contract Year,
beginning on the
benefit date, you
may elect to receive
an amount up to
the Guaranteed
Annual Income
until the death of
the Designated Life
(Single Version) or
until the death of
both Designated
Lives (Joint
Version)
		Optional	1.15% (as a percentage of the greater of the Contract Value or Guaranteed Withdrawal Benefit amount)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit or in
combination with
any other living
benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Guaranteed Minimum Withdrawal Benefit*	Provides for a guarantee that allows you to withdraw an amount from the contract each Contract Year up to a specified maximum amount until the Guaranteed Withdrawal Benefit is reduced to zero	Optional	1.00% (as multiplied by the GWB amount and deducted in proportion to the Owner’s allocation to Sub-Accounts)
Requires that the
full Contract Value
be allocated to
Sub-Accounts of
the Variable
Annuity Account
according to an
allocation plan
approved by us for
use with the rider.
May not be used
with Premier
Death Benefit,
Guaranteed
Income Provider
Benefit, or
Guaranteed
Lifetime
Withdrawal
Benefit.

Guaranteed Income Provider Benefit*	Provides for a guaranteed minimum fixed income benefit	Optional	0.50% (as a percentage of the Variable Contract Value)	May not be used with either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A — Investment Options Available Under the ContractPortfolio Companies Available Under the ContractThe following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance. [1]Current Expenses are each Fund's total annual operating expenses.[2]This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.*This Fund employs a managed volatility strategy. +Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-878-2199 or by sending an email request to annuityservices@securian.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	Dynamic Asset Allocation Portfolio – Class B Shares* Investment Adviser: AllianceBernstein L.P.	1.10%[2]	13.21%	4.74%	5.25%
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class B Shares Investment Adviser: AllianceBernstein L.P.	1.17%	41.27%	10.19%	6.37%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	15.53%	1.88%	5.34%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.83%[2]	8.82%	2.19%	3.50%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.84%[2]	11.70%	4.43%	5.46%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.90%[2]	14.64%	0.49%	7.23%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	28.29%	5.33%	9.25%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.50%[2]	7.75%	-0.23%	1.70%
BlackRock Variable Series Funds, Inc.
Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.	BlackRock International Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.52%[2]	31.11%	8.61%	7.91%
Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.	BlackRock Small Cap Index V.I. Fund – Class III Shares Investment Adviser: BlackRock Advisors, LLC	0.47%	12.37%	5.67%	9.17%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Fidelity® Variable Insurance Products Funds
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.	Bond Index Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.39%	6.76%	-0.81%	0.00%
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.71%	18.75%	12.23%	11.32%
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.80%	11.49%	9.83%	10.31%
Franklin Templeton Variable Insurance Products Trust
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Shares Investment Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Goldman Sachs Variable Insurance Trust
Seeks total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares Investment Adviser: Goldman Sachs Asset Management, L.P.	0.96%[2]	9.89%	5.91%	5.77%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Ivy Variable Insurance Portfolios
To seek to provide total return.	Nomura VIP Asset Strategy Series – Service Class Shares Investment Adviser: Nomura Management Company	0.77%[2]	16.66%	7.07%	7.84%

To seek to provide total return through a combination of capital appreciation and current income.	Nomura VIP Balanced Series – Service Class Shares Investment Adviser: Nomura Management Company	1.03%[2]	11.79%	7.85%	8.38%
To seek to provide capital growth and appreciation.	Nomura VIP Core Equity Series – Service Class Shares Investment Adviser: Nomura Management Company	0.95%[2]	15.30%	13.79%	13.78%
To seek to provide growth of capital.	Nomura VIP Global Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.04%[2]	17.93%	9.99%	10.71%
To seek to provide total return through a combination of high current income and capital appreciation.	Nomura VIP High Income Series – Service Class Shares Investment Adviser: Nomura Management Company	0.97%	7.17%	3.73%	5.56%
To seek to provide capital growth and appreciation.	Nomura VIP International Core Equity Series– Service Class Shares Investment Adviser: Nomura Management Company	1.11%[2]	24.17%	7.83%	6.62%
To seek to provide growth of capital.	Nomura VIP Mid Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.10%[2]	1.18%	-0.08%	10.66%
To seek to provide capital growth and appreciation.	Nomura VIP Natural Resources Series – Service Class Shares Investment Adviser: Nomura Management Company	1.12%[2]	37.75%	15.73%	6.94%
To seek to provide growth of capital.	Nomura VIP Science and Technology Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%	33.36%	13.71%	17.20%
To seek to provide growth of capital.	Nomura VIP Small Cap Growth Series – Service Class Shares Investment Adviser: Nomura Management Company	1.15%[2]	13.39%	2.20%	8.69%
To seek to provide capital appreciation.	Nomura VIP Smid Cap Core Series – Service Class Shares Investment Adviser: Nomura Management Company	1.19%[2]	8.39%	8.07%	9.91%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
To seek to provide capital appreciation.	Nomura VIP Value Series – Service Class Shares Investment Adviser: Nomura Management Company	0.98%[2]	9.41%	9.49%	8.92%
To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	0.99%[2]	10.72%	5.98%	6.64%
Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	1.00%[2]	12.08%	6.87%	7.48%
Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.	Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series – Service Class Shares* Investment Adviser: Nomura Management Company	0.98%[2]	9.26%	4.95%	5.83%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.82%[2]	7.22%	-0.47%	2.07%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.87%	17.86%	11.37%	15.96%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.08%[2]	6.29%	8.43%	8.40%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Legg Mason Partners Variable Equity Trust
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Lincoln Variable Insurance Products Trust
Seeks capital growth in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value - Service Class Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.96%[2]	14.56%	8.51%	10.12%
Seeks capital growth.	LVIP American Century Inflation Protection - Service Class Shares Investment Adviser: Lincoln Financial Investments Corporation Subadviser: American Century Investment Management, Inc.	0.72%[2]	6.33%	0.62%	2.61%
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Service Class Investment Adviser: Massachusetts Financial Services Company	1.06%[2]	3.40%	3.03%	11.32%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.14%[2]	32.96%	7.02%	9.68%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.30%[2]	32.90%	4.32%	7.21%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman Quality Equity Portfolio – Class S Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Northern Lights Variable Trust (TOPS)
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.76%	9.03%	3.83%	4.92%
Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.	TOPS® Managed Risk Flex ETF Portfolio* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.95%	9.13%	3.90%	4.81%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	11.65%	5.36%	6.13%
Seeks capital appreciation with less volatility than the equity markets as a whole.	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares* Investment Adviser: Valmark Advisers, Inc. Subadviser: Milliman Financial Risk Management LLC	0.75%	10.36%	4.74%	5.72%
PIMCO Variable Insurance Trust
Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares* Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.22%[2]	15.07%	5.23%	6.44%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.19%	3.85%	0.93%	2.78%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.76%	5.42%	1.47%	1.69%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.83%	8.78%	-0.08%	2.26%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	1.06%	37.68%	9.28%	8.12%
Seeks capital growth. Current income is a secondary objective.	Putnam VT International Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	1.06%	34.68%	12.49%	8.86%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks capital appreciation.	Putnam VT Large Cap Growth Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.88%	14.34%	13.44%	17.66%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.79%	20.35%	15.38%	13.30%
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc.	0.88%	10.69%	10.34%	14.69%
Securian Funds Trust
Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).	SFT Balanced Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	0.98%	10.69%	7.54%	9.13%
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.80%	7.40%	-0.47%	2.10%
Seeks to provide growth of capital.	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	0.96%	8.72%	12.03%	15.42%
Seeks to provide growth of capital.	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund) Investment Adviser: Securian Asset Management, Inc. Subadviser: Nomura Management Company	1.34%	13.13%	2.17%	10.58%
Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).	SFT Equity Stabilization Fund* Investment Adviser: Securian Asset Management, Inc.	1.09%	8.16%	5.36%	5.14%
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2025)
			1 year	5 year	10 year
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	3.63%	2.75%	1.67%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.57%	6.87%	8.46%	10.08%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.42%	17.29%	13.88%	14.29%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.24%	2.16%	5.21%	4.97%
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.01%	11.80%	10.36%	10.38%
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.03%	13.89%	11.39%	12.87%
T. Rowe Price Equity Series, Inc.
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Portfolio – II Class Investment Adviser: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed OptionsThe following is a list of Guaranteed Term Account, Fixed Account, and DCA Fixed Account options (“Fixed Options”) currently available under the contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in certain Guaranteed Interest Accounts as noted in the “Investment Restrictions” section below.If you select a Fixed Account, Guaranteed Term Account or DCA Fixed Account and also purchase an Estate Enhancement Benefit Rider, the annual benefit charge will be applied as a reduction to the interest rate credited to any portion of your Contract Value allocated to the Fixed Account, Guaranteed Term Account or DCA Fixed Account. (The reduced rate will not be less than any applicable minimum guaranteed interest rate.) The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your Contract that is annuitized. Please see the “Contract Charges and Fees” and “Optional Contract Rider Charges” section of your Contract. Note: If amounts are withdrawn from a Guaranteed Term Account before the end of its term, we will apply a Market Value Adjustment. This may result in a significant reduction in your Contract value. See the DCA Fixed Account Option and Fixed Account(s) and the Guaranteed Term Account sections of this Prospectus for additional information about the Fixed Options.
Guaranteed Interest Account	Term	Minimum Guaranteed Interest Rate
Guaranteed Term Account (Not Available for Contracts issued after June 1, 2011)	3-year Guarantee Period 5-year Guarantee Period 7-year Guarantee Period 10-year Guarantee Period	See Minimum Guaranteed Interest Rate Tables below
Fixed Account*	Not applicable	See Minimum Guaranteed Interest Rate Tables below
DCA Fixed Account 6-Month**	6-Month	See Minimum Guaranteed Interest Rate Tables below
DCA Fixed Account 12-Month**	12-Month	See Minimum Guaranteed Interest Rate Tables below
For Contracts Issued prior to 6/21/2011	Minimum Guaranteed Interest Rate
Contract Years 0-10	2.00%***
Contract Years 11+	3.00%***
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
6/22/2011	1.00%***
7/1/2018	1.55%***
1/1/2019	1.50%***
7/1/2019	1.00%***
7/1/2022	2.20%***
1/1/2023	2.40%***
7/1/2023	2.70%***
1/1/2024	2.80%***
7/1/2024	3.00%***
1/1/2025	2.90%***
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
7/1/2025	2.80%***
1/1/2026	2.50%***
*The Fixed Account is only used when electing to annuitize the contract and receive Fixed Annuity payments**The DCA Fixed Account option may only be used for new Purchase Payments to the contract—you may not transfer into it from other investment options.***State variations may apply; please refer to your Contract data pages for state variations.
Fixed Options Available [Table Text Block]
Guaranteed Interest Account	Term	Minimum Guaranteed Interest Rate
Guaranteed Term Account (Not Available for Contracts issued after June 1, 2011)	3-year Guarantee Period 5-year Guarantee Period 7-year Guarantee Period 10-year Guarantee Period	See Minimum Guaranteed Interest Rate Tables below
Fixed Account*	Not applicable	See Minimum Guaranteed Interest Rate Tables below
DCA Fixed Account 6-Month**	6-Month	See Minimum Guaranteed Interest Rate Tables below
DCA Fixed Account 12-Month**	12-Month	See Minimum Guaranteed Interest Rate Tables below
For Contracts Issued prior to 6/21/2011	Minimum Guaranteed Interest Rate
Contract Years 0-10	2.00%***
Contract Years 11+	3.00%***
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
6/22/2011	1.00%***
7/1/2018	1.55%***
1/1/2019	1.50%***
7/1/2019	1.00%***
7/1/2022	2.20%***
1/1/2023	2.40%***
7/1/2023	2.70%***
1/1/2024	2.80%***
7/1/2024	3.00%***
1/1/2025	2.90%***
For Contracts Issued on or After	Minimum Guaranteed Interest Rate
7/1/2025	2.80%***
1/1/2026	2.50%***
*The Fixed Account is only used when electing to annuitize the contract and receive Fixed Annuity payments**The DCA Fixed Account option may only be used for new Purchase Payments to the contract—you may not transfer into it from other investment options.***State variations may apply; please refer to your Contract data pages for state variations.
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]	Investment RestrictionsIf you are invested in any of the below optional living benefit riders, certain investment restrictions apply. Please refer to the specific rider investment restrictions below for more information.MyPath Ascend (Single and Joint)While the MyPath Ascend rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-Accounts The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
MyPath Ascend 2.0 (Single, Joint, and Joint 50)While the MyPath Ascend 2.0 rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-Accounts The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
MyPath Core Flex (Single and Joint)While the MyPath Core Flex rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:a)100% allocation among allowable Sub-Accounts; or b)100% allocation to the CustomChoice Allocation Option; or c)100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017); d)100% allocation to a SimpleChoice Asset Allocation Portfolio. The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
MyPath Edge (Single and Joint)While the MyPath Edge rider is in effect, the full Contract Value must be allocated to the Sub-Account(s) of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-AccountsThe allowable Sub-Accounts currently are:
●American Funds® IS - The Bond Fund of America – Class 2 ●SFT Core Bond Fund
Encore Lifetime Income (Single and Joint)While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:a)100% allocation to an allowable Focused Portfolio Strategy; b)100% allocation among allowable sub accounts; or c)100% allocation to the CustomChoice Allocation Option a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income, and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

Guaranteed Lifetime Withdrawal Benefit (GLWB)While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:(a)100% allocation to an allowable Focused Portfolio Strategy; (b)100% allocation among allowable Sub-Accounts; or (c)100% allocation to the CustomChoice Allocation Option. a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

Guaranteed Lifetime Withdrawal Benefit II (Single and Joint)While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:(a)100% allocation to an allowable Focused Portfolio Strategy; (b)100% allocation among allowable Sub-Accounts; or (c)100% allocation to the CustomChoice Allocation Option. a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

Guaranteed Minimum Income Benefit (GMIB) While the Guaranteed Minimum Income Benefit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:(a)100% allocation to an allowable Focused Portfolio Strategy; (b)100% allocation among allowable Sub-Accounts; or (c)100% allocation to the CustomChoice Allocation Option. a) Current allowable Focused Portfolio Strategies include:  Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts:  When you elect this rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

Guaranteed Minimum Withdrawal BenefitWhile this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:(a)100% allocation to an allowable Focused Portfolio Strategy; (b)100% allocation among allowable Sub-Accounts; or (c)100% allocation to the CustomChoice Allocation Option. a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Horizon (Single, Joint, and Joint 50)While the MyPath Horizon rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-Accounts The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
MyPath Journey (Single, Joint, and Joint 50)While the MyPath Journey rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-Accounts The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
Ovation Lifetime Income (Single and Joint)While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:a)100% allocation to an allowable Focused Portfolio Strategy; b)100% allocation among allowable sub accounts; or c)100% allocation to the CustomChoice Allocation Option a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio

●PIMCO VIT Global Diversified Allocation
Portfolio
●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

Ovation Lifetime Income II (Ovation II) (Single and Joint)While the Ovation Lifetime Income II rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:a)100% allocation to an allowable Focused Portfolio Strategy; b)100% allocation among allowable Sub-Accounts; or c)100% allocation to the CustomChoice Allocation Option.a) Current allowable Focused Portfolio Strategies include: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled “Focused Portfolio Strategies or Models” in this Prospectus. You may also ask your representative for additional details regarding these models. In the Focused Portfolio Strategies the Contract Value will be automatically rebalanced each calendar quarter according to the model you currently have chosen. b) Current allowable Sub-Accounts: When you elect the Ovation II rider, only certain Sub-Accounts are available to you for allocation of your Funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as “allowable Sub-Accounts.” The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio
●Goldman Sachs VIT Trend Driven Allocation
Fund
●Nomura VIP Pathfinder Moderate — Managed
Volatility
●Morningstar Balanced ETF Asset Allocation
Portfolio
●Morningstar Conservative ETF Asset Allocation
Portfolio
●Morningstar Income and Growth ETF Asset
Allocation Portfolio
●PIMCO VIT Global Diversified Allocation
Portfolio

●SFT Balanced Stabilization Fund
●SFT Equity Stabilization Fund
●TOPS® Managed Risk Balanced ETF Portfolio
●TOPS® Managed Risk Flex ETF Portfolio
●TOPS® Managed Risk Growth ETF Portfolio
●TOPS® Managed Risk Moderate Growth ETF
Portfolio

MyPath Summit (Single and Joint)While the MyPath Summit rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. Currently, the only approved allocation plan is:●100% allocation among allowable Sub-Accounts The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio
MyPath Value (Single and Joint)While the MyPath Value rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider. The approved allocation plans currently include:a)100% allocation among allowable Sub-Accounts; or b)100% allocation to the CustomChoice Allocation Option; or c)100% allocation to the CustomChoice II Allocation Option (only available for applications applied for on or after July 21, 2017); ord)100% allocation to a SimpleChoice Asset Allocation Portfolio. The allowable Sub-Accounts are described below. For Contracts Issued On or After May 1, 2017: All existing Sub-Accounts are available for allocation. For Contracts Issued Before May 1, 2017: The allowable Sub-Accounts currently include:
●AB Dynamic Asset Allocation Portfolio ●Goldman Sachs VIT Trend Driven Allocation Fund ●Nomura VIP Pathfinder Moderate — Managed Volatility ●PIMCO VIT Global Diversified Allocation Portfolio	●SFT Balanced Stabilization Fund ●SFT Equity Stabilization Fund ●TOPS® Managed Risk Flex ETF Portfolio

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information About Contracts with Index-Linked Options and Fixed Options Subject to a Market Value Adjustment(a) The information in the table below is as of December 31 of the prior calendar year.
Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index- Linked Option and/or Fixed Option Subject to a Contract Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract (Yes/No)
MultiOption Extra	1,897	$3,320,022	3	$310,909	$6,760,390	No

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	MultiOption Extra
Non-variable Annuities, Number Outstanding	1,897
Non-variable Annuities, Total Value	$ 3,320,022
Non-variable Annuities, Number Sold	3
Non-variable Annuities, Gross Premiums	$ 310,909
Non-variable Annuities, Value Redeemed	$ 6,760,390
MultiOption Extra | Dynamic Asset Allocation Portfolio - Class B Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Portfolio Company Name [Text Block]	Dynamic Asset Allocation Portfolio – Class B Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.25%
MultiOption Extra | International Value Portfolio - Class B Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Portfolio’s investment objective is long-term growth of capital.
Portfolio Company Name [Text Block]	International Value Portfolio – Class B Shares
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
MultiOption Extra | Invesco V.I. International Growth Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
MultiOption Extra | Invesco V.I. American Value Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
MultiOption Extra | Invesco V.I. Comstock Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.67%
MultiOption Extra | Invesco V.I. Equity and Income Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
MultiOption Extra | Invesco V.I. Growth and Income Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and income.
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	10.46%
MultiOption Extra | Invesco V.I. Main Street Small Cap Fund® - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund® – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
MultiOption Extra | Invesco V.I. Small Cap Equity Fund - Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	9.28%
MultiOption Extra | Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.00%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	10.36%
MultiOption Extra | Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation and some current income.
Portfolio Company Name [Text Block]	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	6.61%
Average Annual Total Returns, 10 Years [Percent]	7.25%
MultiOption Extra | Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and preservation of capital.
Portfolio Company Name [Text Block]	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	2.19%
Average Annual Total Returns, 10 Years [Percent]	3.50%
MultiOption Extra | Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.91%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	9.05%
MultiOption Extra | Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investors with current income and capital appreciation.
Portfolio Company Name [Text Block]	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Morningstar Investment Management LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	4.43%
Average Annual Total Returns, 10 Years [Percent]	5.46%
MultiOption Extra | Capital World Bond Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	Capital World Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
MultiOption Extra | Global Growth Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
MultiOption Extra | Global Small Capitalization Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	Global Small Capitalization Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
MultiOption Extra | Growth Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide growth of capital.
Portfolio Company Name [Text Block]	Growth Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
MultiOption Extra | Growth-Income Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objectives are to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	Growth-Income Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
MultiOption Extra | International Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide long-term growth of capital.
Portfolio Company Name [Text Block]	International Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	26.77%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	7.00%
MultiOption Extra | New World Fund® - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is long-term capital appreciation.
Portfolio Company Name [Text Block]	New World Fund® – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
MultiOption Extra | U.S. Government Securities Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	U.S. Government Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
MultiOption Extra | BlackRock International Index V.I. Fund - Class III Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to match the performance of the MSCI EAFE Index (Europe, Australasia, Far East) (the “MSCI EAFE Index” or the “Underlying Index”) in U.S. dollars with net dividends as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock International Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	31.11%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	7.91%
MultiOption Extra | BlackRock Small Cap Index V.I. Fund - Class III Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to match the performance of the Russell 2000® Index (the “Russell 2000” or the “Underlying Index”) as closely as possible before the deduction of Fund expenses.
Portfolio Company Name [Text Block]	BlackRock Small Cap Index V.I. Fund – Class III Shares
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.37%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	9.17%
MultiOption Extra | Bond Index Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	Bond Index Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.76%
Average Annual Total Returns, 5 Years [Percent]	(0.81%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
MultiOption Extra | Equity-Income Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).
Portfolio Company Name [Text Block]	Equity-Income Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
MultiOption Extra | Mid Cap Portfolio - Service Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio – Service Class 2 Shares
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
MultiOption Extra | Franklin Mutual Shares VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Portfolio Company Name [Text Block]	Franklin Mutual Shares VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	11.52%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.53%
MultiOption Extra | Franklin Small Cap Value VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term total return.
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	9.81%
MultiOption Extra | Franklin Small-Mid Cap Growth VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
MultiOption Extra | Templeton Developing Markets VIP Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
MultiOption Extra | Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return while seeking to provide volatility management.
Portfolio Company Name [Text Block]	Goldman Sachs VIT Trend Driven Allocation Fund – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.91%
Average Annual Total Returns, 10 Years [Percent]	5.77%
MultiOption Extra | Nomura VIP Asset Strategy Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
MultiOption Extra | Nomura VIP Balanced Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of capital appreciation and current income.
Portfolio Company Name [Text Block]	Nomura VIP Balanced Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	7.85%
Average Annual Total Returns, 10 Years [Percent]	8.38%
MultiOption Extra | Nomura VIP Core Equity Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Core Equity Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	13.78%
MultiOption Extra | Nomura VIP Global Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Global Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	10.71%
MultiOption Extra | Nomura VIP High Income Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP High Income Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.56%
MultiOption Extra | Nomura VIP International Core Equity Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP International Core Equity Series– Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	24.17%
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	6.62%
MultiOption Extra | Nomura VIP Mid Cap Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Mid Cap Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	1.18%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	10.66%
MultiOption Extra | Nomura VIP Natural Resources Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Natural Resources Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	37.75%
Average Annual Total Returns, 5 Years [Percent]	15.73%
Average Annual Total Returns, 10 Years [Percent]	6.94%
MultiOption Extra | Nomura VIP Science and Technology Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Science and Technology Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	33.36%
Average Annual Total Returns, 5 Years [Percent]	13.71%
Average Annual Total Returns, 10 Years [Percent]	17.20%
MultiOption Extra | Nomura VIP Small Cap Growth Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Growth Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	13.39%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	8.69%
MultiOption Extra | Nomura VIP Smid Cap Core Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Smid Cap Core Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	9.91%
MultiOption Extra | Nomura VIP Value Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide capital appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Value Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	8.92%
MultiOption Extra | Nomura VIP Pathfinder Moderate - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderate - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.72%
Average Annual Total Returns, 5 Years [Percent]	5.98%
Average Annual Total Returns, 10 Years [Percent]	6.64%
MultiOption Extra | Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderately Aggressive - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.08%
Average Annual Total Returns, 5 Years [Percent]	6.87%
Average Annual Total Returns, 10 Years [Percent]	7.48%
MultiOption Extra | Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Portfolio Company Name [Text Block]	Nomura VIP Pathfinder Moderately Conservative - Managed Volatility Series – Service Class Shares
Portfolio Company Adviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.26%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	5.83%
MultiOption Extra | Janus Henderson Balanced Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
MultiOption Extra | Janus Henderson Flexible Bond Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to obtain maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
MultiOption Extra | Janus Henderson Forty Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Forty Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	11.37%
Average Annual Total Returns, 10 Years [Percent]	15.96%
MultiOption Extra | Janus Henderson Mid Cap Value Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Janus Henderson Mid Cap Value Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.40%
MultiOption Extra | Janus Henderson Overseas Portfolio - Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
MultiOption Extra | ClearBridge Variable Small Cap Growth Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
MultiOption Extra | LVIP American Century Disciplined Core Value - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth in common stocks. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value - Service Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	10.12%
MultiOption Extra | LVIP American Century Inflation Protection - Service Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection - Service Class Shares
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	2.61%
MultiOption Extra | MFS® Mid Cap Growth Series - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
MultiOption Extra | MFS® International Intrinsic Value Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek capital appreciation.
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
MultiOption Extra | Emerging Markets Equity Portfolio - Class II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Emerging Markets Equity Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	32.90%
Average Annual Total Returns, 5 Years [Percent]	4.32%
Average Annual Total Returns, 10 Years [Percent]	7.21%
MultiOption Extra | Neuberger Berman Quality Equity Portfolio - Class S Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Portfolio Company Name [Text Block]	Neuberger Berman Quality Equity Portfolio – Class S Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	13.43%
Average Annual Total Returns, 5 Years [Percent]	12.54%
Average Annual Total Returns, 10 Years [Percent]	12.66%
MultiOption Extra | TOPS® Managed Risk Balanced ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	4.92%
MultiOption Extra | TOPS® Managed Risk Flex ETF Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Flex ETF Portfolio
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	4.81%
MultiOption Extra | TOPS® Managed Risk Growth ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	11.65%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	6.13%
MultiOption Extra | TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation with less volatility than the equity markets as a whole.
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares
Portfolio Company Adviser [Text Block]	Valmark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.72%
MultiOption Extra | PIMCO VIT Global Diversified Allocation Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to a blend of 60% MSCI World Index 40% Bloomberg Barclays U.S. Aggregate Index.
Portfolio Company Name [Text Block]	PIMCO VIT Global Diversified Allocation Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	5.23%
Average Annual Total Returns, 10 Years [Percent]	6.44%
MultiOption Extra | PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
MultiOption Extra | PIMCO VIT Low Duration Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.47%
Average Annual Total Returns, 10 Years [Percent]	1.69%
MultiOption Extra | PIMCO VIT Total Return Portfolio - Advisor Class Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio – Advisor Class Shares
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.78%
Average Annual Total Returns, 5 Years [Percent]	(0.08%)
Average Annual Total Returns, 10 Years [Percent]	2.26%
MultiOption Extra | Putnam VT International Equity Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT International Equity Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.68%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	8.12%
MultiOption Extra | Putnam VT International Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth. Current income is a secondary objective.
Portfolio Company Name [Text Block]	Putnam VT International Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	34.68%
Average Annual Total Returns, 5 Years [Percent]	12.49%
Average Annual Total Returns, 10 Years [Percent]	8.86%
MultiOption Extra | Putnam VT Large Cap Growth Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.34%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	17.66%
MultiOption Extra | Putnam VT Large Cap Value Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and current income.
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
MultiOption Extra | Putnam VT Sustainable Leaders Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders Fund – Class IB Shares
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
MultiOption Extra | SFT Balanced Stabilization Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Balanced Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	9.13%
MultiOption Extra | SFT Core Bond Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.
Portfolio Company Name [Text Block]	SFT Core Bond Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Metropolitan West Asset Management, LLC (MetWest)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.10%
MultiOption Extra | SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Macquarie Growth Fund (Formerly SFT Delaware IvySM Growth Fund)
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.72%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	15.42%
MultiOption Extra | SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	SFT Macquarie Small Cap Growth Fund (Formerly SFT Delaware IvySM Small Cap Growth Fund)
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Nomura Management Company
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	10.58%
MultiOption Extra | SFT Equity Stabilization Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize risk-adjusted total return relative to its blended benchmark index, comprised of 60% S&P 500 Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index (the Benchmark Index).
Portfolio Company Name [Text Block]	SFT Equity Stabilization Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	5.36%
Average Annual Total Returns, 10 Years [Percent]	5.14%
MultiOption Extra | SFT Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+
Portfolio Company Name [Text Block]	SFT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	3.63%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]	1.67%
MultiOption Extra | SFT Index 400 Mid-Cap Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).
Portfolio Company Name [Text Block]	SFT Index 400 Mid-Cap Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.08%
MultiOption Extra | SFT Index 500 Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).
Portfolio Company Name [Text Block]	SFT Index 500 Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	17.29%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]	14.29%
MultiOption Extra | SFT Real Estate Securities Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks above average income and long-term growth of capital.
Portfolio Company Name [Text Block]	SFT Real Estate Securities Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Cohen & Steers
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	2.16%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	4.97%
MultiOption Extra | SFT T. Rowe Price Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	SFT T. Rowe Price Value Fund
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	10.38%
MultiOption Extra | SFT Wellington Core Equity Fund - Class 2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	SFT Wellington Core Equity Fund – Class 2 Shares
Portfolio Company Adviser [Text Block]	Securian Asset Management, Inc.
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	13.89%
Average Annual Total Returns, 5 Years [Percent]	11.39%
Average Annual Total Returns, 10 Years [Percent]	12.87%
MultiOption Extra | T. Rowe Price Health Sciences Portfolio - II Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	T. Rowe Price Health Sciences Portfolio – II Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
MultiOption Extra | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit to your designated beneficiaries should you die prior to Annuity Payments beginning
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits Before Annuity Payments Begin If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled “Other Contract Options” for the specific optional benefit details. We will Recapture any Credit Enhancement applied to your contract within 12 months of your date of death. Please see the “Credit Enhancement and Recapture” section for details and Appendix G for an example. The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any death benefit amounts due as an adjustment in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Term Account or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. Amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:(a)the Contract Value; or (b)the total amount of Purchase Payments, reduced pro rata1 for partial withdrawals (including any DSC or MVA); or [1] The pro rata adjustment will be calculated by taking the total amount withdrawn, divided by the Contract Value prior to the withdrawal, and multiplying the result by the death benefit just prior to the withdrawal. For example:(10,000 withdrawal/90,000 Contract Value prior to the withdrawal) X 100,000 death benefit just prior to withdrawal = 11,111. So “b” equals: 100,000 – 11,111 = 88,889 (c)if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See “Optional Death Benefits” for details of this calculation.) Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Portfolio performance as allocated by the Owner. The beneficiary has the right to allocate or transfer any amount to any available Portfolio option, subject to the same limitations imposed on the Owner. Surviving Spouse Option If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse’s death. In addition, if a surviving spouse elects to assume his or her deceased spouse’s contract, there may be an adjustment to the Contract Value in the form of a death benefit. Beneficiary other than a Surviving Spouse If the designated beneficiary is a person other than the Owner’s spouse, that beneficiary may:(1) elect an annuity option measured by a period not longer than that beneficiary’s life expectancy only so long as Annuity Payments begin not later than one year after the death, or (2) take the entire Contract Value within five years after death of the Owner. If there is no designated beneficiary, then the entire Contract Value must be distributed within five years after death of the Owner. Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary’s life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code. Note that changes made in the Setting Every Community Up For Retirement Act of 2019 (“SECURE Act”) may not allow the Beneficiary of a qualified retirement or individual retirement annuity contract to elect to take payments over the Beneficiary's lifetime after the death of the Owner, annuitant or participant. The SECURE Act changes were effective as of January 1, 2020. See the “Tax Qualified Programs” section of the prospectus for a more detailed discussion of the SECURE Act changes.Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or not be applicable. Please refer to the section of this prospectus entitled “Optional Death Benefits” for details. If death occurs before Annuity Payments begin:
If:	Then:
The Owner dies; and ●there is a surviving Joint Owner; and ●the Annuitant is either living or deceased.	The Joint Owner receives the death benefit
The Owner dies; and ●there is no Joint Owner; and ●the Annuitant is either living or deceased.	The designated beneficiary receives the death benefit
The Owner dies; and ●there is no Joint Owner and ●there is no designated beneficiary (or all of the beneficiaries pre-decease the Owner); and ●the Annuitant is either living or deceased	Owner’s estate receives the death benefit
The Annuitant dies; and ●Owner is living	The Owner may name a new Annuitant
The Annuitant dies; and ●the Owner is not a natural person, such as a trust	The designated beneficiary receives the death benefit
The Annuitant dies; and ●the Owner is not a natural person, such as a trust; and ●there is no designated beneficiary (or all of the beneficiaries pre-decease the Annuitant)	The Owner receives the death benefit
Optional Death Benefits Effective October 12, 2020, the MyPath Highest Anniversary Death Benefit option is no longer available for you to elect. Additionally, effective December 7, 2012, the following optional death benefit riders are no longer available for you to elect: Highest Anniversary Value (HAV) Death Benefit Option, Premier Death Benefit (PDB) Option, and Estate Enhancement Benefit (EEB) Option. At the time you purchase your contract, you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect MyPath DB. You may only elect these options when you submit your application. Once you elect an optional death benefit rider, you may not cancel it. There is a particular charge associated with each optional death benefit. See “Optional Contract Rider Charges” for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial professional before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time. The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.
Optional Death Benefit Riders	Available if no Optional Living Benefit is Elected?	Optional Death Benefit Riders it may be Elected With	Optional Living Benefit Riders it may be Elected With
HAV II	Yes	EEB II	None
PDB II	Yes	EEB II	None
EEB II	Yes	HAV II or PDB II	None
My Path DB — Single	No	None	MyPath Core Flex — Single or MyPath Value — Single
My Path DB — Joint	No	None	MyPath Core Flex — Joint or MyPath Value — Joint
After the first Contract Anniversary following the effective date of HAV II, PDB II, EEB II, or MyPath DB, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent. If a Purchase Payment is received in excess of $25,000 without our consent, we will return the Purchase Payment to you and there will be no increase to the Contract Value or death benefit. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit. In determining the amount of death benefit available under HAV II, PDB II, EEB II, and MyPath DB (Single and Joint), certain values may be adjusted on a “Pro-rata Basis.” Values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:(a)is the value that is being adjusted immediately prior to the withdrawal, (b)is the total amount withdrawn, including any applicable charges, and (c)is the Contract Value immediately prior to the withdrawal.
MultiOption Extra | Highest Anniversary Value II Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Value II Death Benefit
Purpose of Benefit [Text Block]	Provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.
Name of Benefit [Text Block]	Highest Anniversary Value II Death Benefit
Operation of Benefit [Text Block]	Highest Anniversary Value II (HAV II) Death Benefit Option The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below. The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Any Credit Enhancements are not included in the initial value. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:(a)the Contract Value; or (b)the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis (as described in the subsection entitled “Optional Death Benefits”) for amounts withdrawn since the previous Highest Anniversary Value was determined. There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where Joint Owners exist, if the surviving Owner continues the contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:●the payment of all death benefits available under the contract or optional death benefit riders; ●termination or surrender of the contract; ●the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments; ●the Contract Value equals zero; or ●the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract. See Appendix M for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix M — Examples of the Highest Anniversary Value II Death Benefit Rider Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section ‘Death Benefits — Optional Death Benefits’. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. The values in the column entitled ‘Contract Value After Activity’ reflect a Credit Enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$108,000	—	—	$108,000	$100,000	$108,000	$108,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$160,000
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$160,000
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$163,000
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$163,000
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$163,000
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$165,000
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $108,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals and Highest Anniversary Value, resulting in a death benefit of $128,000. In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($107,000, $100,000, $100,000) – $7,000 = $100,000. The death benefit is reduced by any Credit Enhancements applied within 12 months of the date of death. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment not including any Credit Enhancement.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$121,000
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value less Credit Enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000) – $8,400 = $121,000. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$121,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$128,600
After the increase:Highest Anniversary Value = greater of Contract Value on anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. At the beginning of Contract Year 2, the Credit Enhancement applied on the subsequent Purchase Payment is still subject to Recapture. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value less Credit Enhancements applied within 12 months = maximum of ($130,000, $120,000, $130,000) – $1,400 = $128,600. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	Death Benefit Under HAV II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$121,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$128,600
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$124,841
After the withdrawal:Purchase payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal — [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238. Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal — [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 – [$130,000 x $5,000 / $126,000] = $124,841. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.
MultiOption Extra | Premier II Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Premier II Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.
Name of Benefit [Text Block]	Premier II Death Benefit
Operation of Benefit [Text Block]	Premier II Death Benefit Option The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value. The Highest Anniversary Value is determined in the manner described in the section entitled “Highest Anniversary Value II (HAV II) Death Benefit Option” above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Any Credit Enhancements are not included in the initial value. Thereafter, the 5% Increase Value is determined as follows:Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:(a)Contract Value in the DCA Fixed Account and Fixed Account; and (b)Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the “Variable Portion”). After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:(a)Contract Value in the DCA Fixed Account and Fixed Account; and (b)the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date. The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis (as described in the subsection entitled “Optional Death Benefits”) “Optional Death Benefits”) for any amounts previously withdrawn. We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death. This may result in your beneficiary receiving a death benefit that is less than what the beneficiary may have otherwise been entitled to. In addition, you may have paid for a death benefit that may not ultimately be received in this circumstance. This death benefit option will terminate on the earliest of:●the payment of all death benefits available under the contract or optional death benefit riders; ●termination or surrender of the contract; ●the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments; ●the Contract Value equals zero; or ●the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract. See Appendix N for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix N — Examples of the Premier II Death Benefit Option Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section ‘Death Benefits — Optional Death Benefits’. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. The values in the column entitled ‘Contract Value After Activity’ reflect a Credit Enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. Example #1 — Single Purchase Payment of $100,000, no withdrawals, and corresponding rider values. The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000	$100,000
Beginning of Year 2	68	$108,000	—	—	$108,000	$100,000	$108,000	$105,000	$108,000
Beginning of Year 3	69	$120,000	—	—	$120,000	$100,000	$120,000	$110,250	$120,000
Beginning of Year 4	70	$128,000	—	—	$128,000	$100,000	$128,000	$115,763	$128,000
Beginning of Year 5	71	$108,000	—	—	$108,000	$100,000	$128,000	$121,551	$128,000
Beginning of Year 6	72	$100,000	—	—	$100,000	$100,000	$128,000	$127,628	$128,000
Beginning of Year 7	73	$156,000	—	—	$156,000	$100,000	$156,000	$134,010	$156,000
Beginning of Year 8	74	$160,000	—	—	$160,000	$100,000	$160,000	$140,710	$160,000
Beginning of Year 9	75	$125,000	—	—	$125,000	$100,000	$160,000	$147,746	$160,000
Beginning of Year 10	76	$141,000	—	—	$141,000	$100,000	$160,000	$155,133	$160,000
Beginning of Year 11	77	$160,000	—	—	$160,000	$100,000	$160,000	$162,889	$162,889
Beginning of Year 12	78	$155,000	—	—	$155,000	$100,000	$160,000	$171,034	$171,034
Beginning of Year 13	79	$163,000	—	—	$163,000	$100,000	$163,000	$179,586	$179,586
Beginning of Year 14	80	$140,000	—	—	$140,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 15	81	$155,000	—	—	$155,000	$100,000	$163,000	$188,565	$188,565
Beginning of Year 16	82	$165,000	—	—	$165,000	$100,000	$163,000	$188,565	$188,565
In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $108,000. In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value and 5% Increase Value, resulting in a death benefit of $128,000.In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner’s 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase. Example #2 — Initial values at issue based on an initial Purchase Payment of $100,000. Examples 2 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000	$100,000
Initial Highest Anniversary Value = initial Purchase Payment = $100,000. Initial 5% Increase Value = initial Purchase Payment = $100,000. Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($107,000, $100,000, $100,000, $100,000) – $7,000 = $100,000. The death benefit is reduced by any Credit Enhancements applied within 12 months of the date of death. Example #3 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment not including any Credit Enhancement.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$122,470	$121,000
After the additional Purchase Payment:Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. 5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the maximum 5% Increase Value of 200% of Purchase Payments adjusted for withdrawals = minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% * $120,000) = $122,470. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value less Credit Enhancements applied within 12 months = maximum of ($129,400, $120,000, $120,000, $122,470) – $8,400 = $121,000. Example #4 — Highest Anniversary Value increase on Contract Anniversary. On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$122,470	$121,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$128,600
After the increase:Highest Anniversary Value = greater of Contract Value on anniversary of prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000. 5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494. At the beginning of Contract Year 2, the Credit Enhancement applied on the subsequent Purchase Payment is still subject to Recapture. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) – $1,400 = $128,600. Example #5 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value is reduced by the amount of the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Purchase Payments Adjusted for Withdrawals	Highest Anniversary Value	5% Increase Value	Death Benefit Under Premier II
Beginning of Year 1	67	—	$100,000	—	$107,000	$100,000	$100,000	$100,000	$100,000
Activity 6 months later	67	$108,000	$20,000	—	$129,400	$120,000	$120,000	$122,470	$121,000
Beginning of Year 2	68	$130,000	—	—	$130,000	$120,000	$130,000	$125,494	$128,600
Activity 6 months later	68	$126,000	—	$5,000	$121,000	$115,238	$124,841	$123,593	$124,841
After the withdrawal:Purchase payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal — [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $126,000] = $115,238. Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal — [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = [$130,000 – $130,000 x $5,000 / $126,000] = $124,841. 5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) – $5,000, 200% * $115,238) = $123,593. Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.
MultiOption Extra | Estate Enhancement Benefit II
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II)
Purpose of Benefit [Text Block]	Designed to help pay expenses that may be due upon an Owner’s death
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	May not be elected with any optional living benefit riders.
Name of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II)
Operation of Benefit [Text Block]	Estate Enhancement Benefit II (EEB II) Option This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner’s death. It is designed to help pay expenses that may be due upon an Owner’s death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any Owner dies before Annuity Payments begin, we will pay the EEB II benefit of this contract to the beneficiary. If the Owner of the contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant. The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:(a)the Contract Value less Purchase Payments not previously withdrawn; or (b)200% of the sum of Purchase Payments adjusted on a Pro-rata Basis (as described in the subsection entitled “Optional Death Benefits”) for any amounts previously withdrawn. The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%. The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Fixed Account and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply. If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse’s contract, he or she may elect to:(a)have any amount due under the EEB II benefit paid and this rider will terminate; or (b)continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable. If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse. This rider will terminate on the earliest of:●the payment of the EEB II benefit available; ●the payment of all death benefits available under the contract or optional death benefit riders; ●termination or surrender of the contract; ●the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments; ●the Contract Value equals zero; or ●the date of an ownership change or assignment under the contract unless: (a) the new Owner assumes full ownership of the contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the contract. See Appendix O for examples of how this optional death benefit works.
Calculation Method of Benefit [Text Block]	Appendix O — Examples of the Estate Enhancement Benefit II Option Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section ‘Death Benefits – Optional Death Benefits’. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. The values in the column entitled ‘Contract Value After Activity’ reflect a Credit Enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. Example #1 — Initial values on issue based on an initial Purchase Payment of $100,000. Examples 1 — 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$107,000	$100,000	$200,000	$2,800
Initial Maximum Enhancement Basis = Purchase Payments * 200% = $100,000 * 200% = $200,000. Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($107,000 – $100,000) = $2,800. Example #2 — Subsequent Purchase Payment received during the first Contract Year. If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$107,000	$100,000	$200,000	$2,800
Activity 6 months later	69	$105,000	$20,000	—	$126,400	$120,000	$240,000	$2,560
After the additional Purchase Payment:Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($126,400 – $120,000) = $2,560. Example #3 — Withdrawal from Contract Value. Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the maximum enhancement basis calculation based on the Contract Value prior to the withdrawal.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$107,000	$100,000	$200,000	$2,800
Activity 6 months later	69	$105,000	$20,000	—	$126,400	$120,000	$240,000	$2,560
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
After the withdrawal:Purchase payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal — [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 x $5,000 / $133,000] = $115,489. Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977. Remaining Purchase Payments: the withdrawal will be allocated to contract gain up to the free withdrawal amount, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 - $120,000) = $3,200. Example #4 — Decreases in Contract Values. Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.
Contract Anniversary	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Remaining Purchase Payments	Maximum Enhancement Basis	Estate Enhancement Benefit
Beginning of Year 1	69	—	$100,000	—	$107,000	$100,000	$200,000	$2,800
Activity 6 months later	69	$105,000	$20,000	—	$126,400	$120,000	$240,000	$2,560
Beginning of Year 2	70	$130,000	—	—	$130,000	$120,000	$240,000	$4,000
Activity 6 months later	70	$133,000	—	$5,000	$128,000	$120,000	$230,977	$3,200
Beginning of Year 3	71	$122,000	—	—	$122,000	$120,000	$230,977	$800
Beginning of Year 4	72	$115,000	—	—	$115,000	$120,000	$230,977	—
Beginning of Year 5	73	$118,000	—	—	$118,000	$120,000	$230,977	—
Beginning of Year 6	74	$123,000	—	—	$123,000	$120,000	$230,977	$1,200
Values in the beginning of year 4:Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977. Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 – $120,000) = -$2,000. Benefit may not be less than zero so no benefit is due.
MultiOption Extra | MyPath Edge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MyPath Edge
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.
Name of Benefit [Text Block]	MyPath Edge
Calculation Method of Benefit [Text Block]	Appendix X — Examples of the MyPath Edge Single Level, Single Plus, Joint Level, and Joint Plus OptionsBelow are several examples that are designed to help show how the MyPath Edge (Single Level, Single Plus, Joint Level, and Joint Plus) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled ‘Contract Value after Activity’ reflect a Credit Enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform. The examples may not reflect the current annual income percentage or current lifetime income percentage. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and current lifetime income percentage rates. Historic annual income percentages and lifetime income percentages are available in Appendix V to this prospectus. Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Single Level and Joint Level riders and demonstrates how the GAI remains level upon entering the Automatic Payment Phase. Example 7 applies only to the Single Plus and Joint Plus riders and demonstrates how the GAI reduces upon entering the Automatic Payment Phase. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages. Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	5.00%	$5,000
Initial benefit base = initial Purchase Payment = $100,000. Enhancement base = initial Purchase Payment = $100,000. Annual income percentage = based on current age = 5.00%. Initial GAI = initial benefit base X annual income percentage = $100,000 X 5.00% = $5,000. Example #2 — Subsequent Purchase Payment before first withdrawal. Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	5.00%	$6,000
After the additional Purchase Payment:Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. GAI = new benefit base X annual income percentage = $120,000 X 5.00% = $6,000.Example #3 — Benefit base reset. On each Contract Anniversary, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
On a benefit base reset:Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($128,500, $120,000) = $128,500.Annual income percentage = based on the current age as there have been no withdrawals = 5.10%. GAI = new benefit base X annual income percentage = $128,500 X 5.10% = $6,554. Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554
After the withdrawal:Benefit base = no impact = $128,500. Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 5.10%. Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	5.00%	$5,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	5.00%	$6,000
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	5.10%	$6,554
Activity (withdrawal)	64	$130,000	$0	$6,554	$123,446	$128,500	5.10%	$6,554
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	5.10%	$6,579
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$73,164	5.10%	$3,731
At the beginning of year 3:Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,500) = $129,000. Annual income percentage = determined based on the age as of the first withdrawal = 5.10%GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579. After the excess withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $6,579) / ($130,000 – $6,579)] = $73,164. GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.Example #6 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero (Level Options).If the Contract Value of either a Single Level or Joint Level contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$107,000	$100,000	5.20%	$5,200
Beginning of Year 2	66	$94,000	$0	—	$94,000	$100,000	5.30%	$5,300
Beginning of Year 3	67	$88,360	$0	$5,400	$82,960	$100,000	5.40%	$5,400
Beginning of Year 4	68	$75,205	$0	$5,400	$69,805	$100,000	5.40%	$5,400
Beginning of Year 5	69	$65,101	$0	$5,400	$59,701	$100,000	5.40%	$5,400
Beginning of Year 6	70	$52,352	$0	$5,400	$46,952	$100,000	5.40%	$5,400
Beginning of Year 7	71	$45,801	$0	$5,400	$40,401	$100,000	5.40%	$5,400
Beginning of Year 8	72	$36,952	$0	$5,400	$31,552	$100,000	5.40%	$5,400
Beginning of Year 9	73	$24,020	$0	$5,400	$18,620	$100,000	5.40%	$5,400
Beginning of Year 10	74	$17,600	$0	$5,400	$12,200	$100,000	5.40%	$5,400
Beginning of Year 11	75	$8,540	$0	$5,400	$3,140	$100,000	5.40%	$5,400
Beginning of Year 12	76	$1,256	$0	$5,400	$0	$100,000	5.40%	$5,400
Automatic Payment Phase	77	—	—	$5,400	—	—	—	$5,400
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if jointly owned.Example #7 — Rider Enters Automatic Payment Phase when Contract Value Falls to Zero. (Plus Options)If the Contract Value of either a Single Plus or Joint Plus contract is reduced to zero, other than by an excess withdrawal, the contract will enter an automatic payment phase. An annual amount in the form of an Annuity Payment will be paid until the death of the Designated Life or both Designated Lives if a joint rider is elected.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Lifetime Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	65	$0	$100,000	—	$107,000	$100,000	6.20%	2.30%	$6,200
Beginning of Year 2	66	$94,000	$20,000	—	$94,000	$100,000	6.30%	2.40%	$6,300
Beginning of Year 3	67	$88,360	$0	$6,400	$81,960	$100,000	6.40%	2.50%	$6,400
Beginning of Year 4	68	$74,205	$0	$6,400	$67,805	$100,000	6.40%	2.50%	$6,400
Beginning of Year 5	69	$63,101	$0	$6,400	$56,701	$100,000	6.40%	2.50%	$6,400
Beginning of Year 6	70	$49,352	$0	$6,400	$42,952	$100,000	6.40%	2.50%	$6,400
Beginning of Year 7	71	$41,801	$0	$6,400	$35,401	$100,000	6.40%	2.50%	$6,400
Beginning of Year 8	72	$31,952	$0	$6,400	$25,552	$100,000	6.40%	2.50%	$6,400
Beginning of Year 9	73	$18,020	$0	$6,400	$11,620	$100,000	6.40%	2.50%	$6,400
Beginning of Year 10	74	$10,600	$0	$6,400	$4,200	$100,000	6.40%	2.50%	$6,400
Beginning of Year 11	75	$540	$0	$6,400	$0	$100,000	6.40%	2.50%	$6,400
Automatic Payment Phase	76	—	—	$2,500	—	—	—	—	$2,500
Automatic Payment Phase: An amount equal to the GAI will be paid at least annually until the death of the Designated Life or both Designated Lives if joint.Example #8 — Withdrawal prior to the benefit date.Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$107,000	$100,000	3.00%	$3,000
Activity (purchase payment)	45	$105,000	$20,000	—	$126,400	$120,000	3.00%	$3,600
Beginning of Year 2	46	$128,500	$0	—	$126,000	$128,500	3.00%	$3,855
Activity (withdrawal)	46	$130,000	$0	$3,855	$126,145	$14,689	3.00%	$3,741
After the withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the withdrawal] = $128,500 – [128,500 X $3,855 / $130,000] = $124,689.GAI = new benefit base X annual income percentage = $124,689 X 3.00% = $3,741.
MultiOption Extra | MyPath Horizon
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MyPath Horizon
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders
Name of Benefit [Text Block]	MyPath Horizon
MultiOption Extra | MyPath Journey
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	MyPath Journey
Purpose of Benefit [Text Block]	Guarantees that in each Contract Year, beginning on the benefit date, you may elect to receive an amount up to the Guaranteed Annual Income until the death of the Designated Life (Single Version) or until the death of both Designated Lives (Joint Version)
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]	Requires that the full Contract Value be allocated to Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with the rider.May not be used with any other optional benefit riders.
Name of Benefit [Text Block]	MyPath Journey
Calculation Method of Benefit [Text Block]	Appendix Y — Examples of the MyPath Journey Single, Joint, and Joint 50 OptionsBelow are several examples that are designed to help show how the MyPath Journey (Single, Joint, and Joint 50) riders function. The mechanics of the riders are similar and can be illustrated through the same set of examples. Complete descriptions of these optional riders can be found in the section of this Prospectus entitled “Optional Living Benefit Riders.” Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. The values in the column entitled ‘Contract Value after Activity’ reflect a Credit Enhancement of 7% of Purchase Payments in the first year where applicable. All values are rounded to the nearest dollar. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your contract will actually perform. The examples may not reflect the current annual income percentage or the current benefit base enhancement rates. Please see the prospectus or current Rate Sheet Prospectus Supplement for current annual income percentage and benefit base enhancement rates. Historic benefit base enhancement rates and annual income percentages are available in Appendix V to this prospectus. Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. Example 6 applies only to the Joint 50 rider and demonstrates how the GAI calculation changes on the Continuation Date. The initial values are based on an initial Purchase Payment of $100,000. Ages shown below are of the youngest Designated Life for joint riders and are used with lower Annual Income Percentages. Example #1 — Initial values.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Initial benefit base = initial Purchase Payment = $100,000. Enhancement base = initial Purchase Payment = $100,000. Annual income percentage = based on current age = 4.00%. Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.00% = $4,000. Example #2 — Subsequent Purchase Payment before first withdrawal. Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
After the additional Purchase Payment:Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000. GAI = new benefit base X annual income percentage = $120,000 X 4.00% = $4,800.Example #3 — Benefit base enhancement. On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
After the enhancement:Enhancement = the enhancement base X enhancement rate = $120,000 X 5.0% = $6,000. Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $6,000 = $126,000. On a benefit base reset:Benefit base = greater of Contract Value or benefit base after benefit base enhancement = maximum of ($128,500, $126,000) = $128,500 Annual income percentage = based on the current age as there have been no withdrawals = 4.00%. GAI = new benefit base X annual income percentage = $128,500 X 4.00% = $5,140. Example #4 — After the benefit date, cumulative withdrawals during the second Contract Year less than or equal to the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
After the withdrawal:Benefit base = no impact = $128,500. Enhancement base = no impact = $120,000. Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change = 4.00%. Example #5 — After the benefit date, benefit base reset followed by cumulative withdrawals during the third Contract Year exceeding the GAI. On or after the benefit date, the Owner may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
At the beginning of year 3:Benefit base = Due to the Benefit Base Reset is reset to Contract Value = $129,000. Enhancement base = no impact = $120,000. Note: there is no enhancement due to the withdrawal that was taken during the year. Annual income percentage = determined based on the age as of the first withdrawal = 4.00%GAI = new benefit base X annual income percentage = $129,000 X 4.00% = $5,160. After the excess withdrawal:Benefit base = benefit base prior to the excess withdrawal – [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 – [$129,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $72,333. Enhancement base = enhancement base prior to the excess withdrawal – [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $120,000 – [$120,000 X ($60,000 – $5,160) / ($130,000 – $5,160)] = $67,286. GAI = new benefit base X annual income percentage = $72,333 X 4.00% = $2,893.Example #6 — Death of Joint Designated Life causes the Continuation Factor to be applied on the Continuation Date. (Joint 50 only)
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	63	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	63	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	64	$128,500	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	64	$130,000	$0	$5,140	$124,860	$128,500	$120,000	4.00%	$5,140
Beginning of Year 3	65	$129,000	$0	—	$129,000	$129,000	$120,000	4.00%	$5,160
Activity (withdrawal)	65	$130,000	$0	$60,000	$70,000	$72,333	$67,286	4.00%	$2,893
Continuation Date/ Beginning of Year 4	66	$71,000	$0	—	$71,000	$72,333	$67,286	4.00%	$1,447
On the Continuation Date (coinciding with the beginning of year 4):Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($71,000, $72,333) = $72,333; No benefit base reset occurred.Enhancement base = no impact = $67,286.Note: there is no enhancement due to the withdrawal that was taken during the year.Annual income percentage = determined based on the age as of the first withdrawal= 4.00%.Continuation Factor = 50%.GAI = new benefit base X annual income percentage X Continuation Factor = $72,333 X 4.00% X 50% = $1,447.Example #7 — Withdrawal prior to the benefit date. Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage (and beginning on the Continuation Date, multiplied by the Continuation Factor for the Joint 50 rider).
Contract Year	Age	Contract Value before Activity	Purchase Payments Received	Withdrawal Amount	Contract Value after Activity	Benefit Base	Enhancement Base	Annual Income Percentage	Guaranteed Annual Income (GAI)
Beginning of Year 1	45	$0	$100,000	—	$107,000	$100,000	$100,000	4.00%	$4,000
Activity (purchase payment)	45	$105,000	$20,000	—	$126,400	$120,000	$120,000	4.00%	$4,800
Beginning of Year 2	46	$126,000	$0	—	$128,500	$128,500	$120,000	4.00%	$5,140
Activity (withdrawal)	46	$130,000	$0	$5,140	$124,860	$123,419	$115,255	4.00%	$4,937
After the withdrawal:Benefit base = benefit base prior to the withdrawal – [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,500 – [$128,500 X $5,140 / $130,000] = $123,419. Enhancement base = enhancement base prior to the withdrawal – [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 – [$120,000 X $5,149 / $130,000] = $115,255. GAI = new benefit base X annual income percentage = $123,419 X 4.00% = $4,937.
MultiOption Extra | Request for Duplicate Contracts
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 150
MultiOption Extra | Overnight Delivery of Documents
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 150
MultiOption Extra | MyPath Edge - Single Charge - Level Option Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Edge - Single Charge - Plus Option Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Edge - Joint Charge - Level Option Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Edge - Joint Charge - Plus Option Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Horizon - Single Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Horizon - Joint Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Horizon - Joint 50 Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Journey - Single Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,775
Surrender Expense, 1 Year, Minimum [Dollars]	11,295
Surrender Expense, 3 Years, Maximum [Dollars]	24,693
Surrender Expense, 3 Years, Minimum [Dollars]	20,437
Surrender Expense, 5 Years, Maximum [Dollars]	37,498
Surrender Expense, 5 Years, Minimum [Dollars]	30,645
Surrender Expense, 10 Years, Maximum [Dollars]	65,768
Surrender Expense, 10 Years, Minimum [Dollars]	53,369
No Surrender Expense, 1 Year, Maximum [Dollars]	6,275
No Surrender Expense, 1 Year, Minimum [Dollars]	4,795
No Surrender Expense, 3 Years, Maximum [Dollars]	18,793
No Surrender Expense, 3 Years, Minimum [Dollars]	14,537
No Surrender Expense, 5 Years, Maximum [Dollars]	31,598
No Surrender Expense, 5 Years, Minimum [Dollars]	24,745
No Surrender Expense, 10 Years, Maximum [Dollars]	65,768
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 53,369
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Journey - Joint Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | MyPath Journey - Joint 50 Charge
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
MultiOption Extra | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value AdjustmentYou could lose a significant amount of money due to a Market Value Adjustment (“MVA”). An MVA is applied to the interest earned during a Guarantee Period when a transfer, surrender, or the annuitization of any amount is taken from a Guaranteed Term Account, unless the transaction takes place within 30 days after the renewal date of a Guarantee Period. An MVA may be positive, negative, or zero, and could reduce the value of any interest earned above and beyond any applicable guaranteed minimum rate by up to a 100%. Please see the section of this Prospectus entitled “Market Value Adjustment” for further details.
Overview, Transactions Subject to Contract Adjustments [Text Block]	An MVA is applied to the interest earned during a Guarantee Period when a transfer, surrender, or the annuitization of any amount is taken from a Guaranteed Term Account, unless the transaction takes place within 30 days after the renewal date of a Guarantee Period.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you surrender, transfer, or annuitize any amount from a Guaranteed Term Account more than 30 days after the renewal of a Guarantee Period, we will apply a Market Value Adjustment (“MVA”). Because a negative MVA will only result in a reduction in the amount of interest earnings credited during the Guarantee Period that are above the applicable guaranteed minimum rate, the maximum amount of loss resulting from a negative MVA as a percentage of the investment is 0%.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	0.00%
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	0.00%
MultiOption Extra | Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account*
MultiOption Extra | DCA Fixed Account 6 Month
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account 6-Month**
Fixed Option Available, Term	6 months
MultiOption Extra | DCA Fixed Account 12 Month
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Fixed Account 12-Month**
Fixed Option Available, Term	12 months
MultiOption Extra | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes, You have the risk that you can lose money by investing in the contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk: You may lose a significant amount of money by investing in the contract. Contract Value invested in the Variable Annuity Account is not guaranteed and any amounts can, and will, vary based on the performance of the Portfolios.
MultiOption Extra | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No, this contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash. The contract is designed as a long-term investment that provides for the accumulation of Contract Value. The contract contains costs and expenses that may, in the short term, reduce the value of the contract. Further, purchasing this contract as a short-term investment could result in substantial fees if the contract is surrendered during the deferred sales charge period.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity and Early Withdrawal Risk: The contract is not a short-term investment and is not appropriate for Contract Owners who need ready access to cash or who may have high liquidity needs. We may postpone payments made under this contract with respect to a Subaccount as permitted by the Securities and Exchange Commission. We may postpone payments originating from values allocated to our General Account as permitted by the applicable state insurance department. This contract is designed as a long-term investment that provides for the accumulation of Contract Value. Contract fees and expenses may, in the short-term, reduce the value of the contract. You should be mindful of the effect of purchasing this contract as a short-term investment, including the potential application of a deferred sales charge on an early surrender of the contract. The deferred sales charge may be as high as 6.5% and can drastically reduce the amount available to withdraw in early years of the contract. Withdrawals, a surrender of the contract, or applying funds to provide Annuity Payments within the first seven years of the Contract Date will trigger a Recapture of Credit Enhancements.
MultiOption Extra | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the Guaranteed Term Account, or the Fixed Account (available only after Fixed Annuity Payments have begun) will each have its own unique risks. The Contract Owner should review these investment options before making an investment in the contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Investment Options: The Contract Value, to the extent invested in a Sub-Account, is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available with this contract. Each investment option, including any of the Variable Annuity Account Sub-Accounts, the DCA Fixed Account, the Fixed Account (available only after Fixed Annuity Payments have been elected), or the Guaranteed Term Account will each have its own unique risks.For Guaranteed Term Accounts and any fixed options that are a part of our general account, there is a risk that will we not offer an interest rate in excess of any contractually guaranteed minimums. If you withdraw, transfer, or annuitize any amounts from a Guaranteed Term Account outside of the 30-day period of time after the renewal of a Guarantee Period, it may be subject to a negative Market Value Adjustment. The Market Value Adjustment will never exceed the amount of excess interest earned on the Guarantee Period. (Excess interest is the interest exceeding the guaranteed minimum interest rate for the Guarantee Period). See the section of this Prospectus entitled Market Value Adjustment for additional details.
MultiOption Extra | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk: There are risks associated with the purchase of optional benefits made available with this contract. Optional benefits are available for a charge, which varies by the optional benefit selected. Charges for optional benefits will reduce the value of your contract.Certain optional benefits have specified limits on the amount that is able to be withdrawn from the contract, and any withdrawal in excess of the limit will reduce the benefit provided by the optional benefit. In some instances, excess withdrawals may result in the termination of the optional benefit. For optional death benefits, we reserve the right to limit the amount we pay as a death benefit to the contract value if we receive proof of death more than a year after the date of death. If you purchase certain optional benefits, we will impose restrictions on the investment options you can select under this contract. If you purchase an optional benefit and you surrender your contract, or die prior to utilizing an optional living benefit, you will have paid for an optional benefit that you never used. Please review the section of this prospectus entitled Benefits for further details.
MultiOption Extra | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the contract is subject to the risks related to Minnesota Life. Obligations (including under the Fixed Account and DCA Fixed Account) and guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company. Information about Minnesota Life, and its financial strength ratings, is available upon request. You may call us at 844-878-2199 for additional information or visit our website at https://www.securian.com/about-us/ratings.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks: The Fixed Account and DCA Fixed Account are part of our General Account. Our General Account consists of all assets owned by us other than those in the Variable Annuity Account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Information about Minnesota Life, and its financial strength ratings, are available upon request. You may call us at 844-878-2199 for additional information or visit our website at www.securian.com/about-us/ratings.
MultiOption Extra | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk: We reserve certain rights that permit us to change aspects of this contract or impose restrictions on your investment choices. ● We limit the amount of Purchase Payments we will accept without Our prior consent. This limit may be lower depending on the type of optional benefit you select. ● We also reserve the right to assess charges for transfers between investment options. ● We reserve the right to make changes to the investment options available under this contract. ● We reserve the right to change the current fees charged (not to exceed the maximums listed in this prospectus) for certain optional benefits made available under this contract, including for previously issued contracts. Please review the Death Benefits, Optional Living Benefits, Purchase Payments, Transfers, Changes to the Separate Account – Additions, Deletions or Substitutions, and Fee Table sections of this Prospectus for additional details on the above risks.
MultiOption Extra | Adverse Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Adverse Tax Consequences: You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract. There is no additional tax benefit if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Full and partial surrenders could be subject to ordinary income tax and may also be subject to tax penalties.
MultiOption Extra | Cybersecurity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity RisksOur variable annuity product business is highly dependent upon the effective operation of our computer and technology systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, or our intermediaries and other affiliated or third-party service providers, administrators, distributors, and vendors (“Intermediaries”) may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, online service centers or with the Portfolios); impact our ability to calculate values and make payments; cause the unauthorized access and possible destruction of our proprietary information or our clients’ confidential personal information; subject us and/or our intermediaries to regulatory fines, litigation, and financial losses; adversely impact our business operations and financial condition; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, including the advances in criminal capabilities and the discovery of new vulnerabilities, continue to pose new and significant cybersecurity threats. These events may be beyond control and cannot be fully mitigated or foreseen. Additionally, cybersecurity threats and incidents have dramatically increased in recent years, financial services companies and their intermediaries are increasingly the targets of cyber-attacks, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.We have implemented and maintain administrative, technical and physical security measures that are reasonably designed to protect against cybersecurity threats, and require our Intermediaries to meet certain information security standards. However, there can be no assurance that we or the Portfolios or our Intermediaries will avoid adverse impacts or losses affecting your contract due to cyber-attacks or information security breaches in the future.Even if we successfully protect our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. These risks are common to all insurers and financial service providers.